11. Stockholders' Equity (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted-average expected dividend yield	0.00%	0.00%
Weighted-average expected volatility	104.81%	103.32%
Weighted-average risk-free interest rate	1.03%	0.96%
Weighted-average expected life of option (years)	5 years	5 years
Weighted-average exercise price	$ 25.41	$ 25.41
Model used	Black-Scholes	Black-Scholes